CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,278	$ 1,474
Restricted Cash	1,757	1,452
Trade receivables (net of allowances for doubtful accounts of $415 as of June 30, 2013 and December 31, 2012, respectively)	5,327	3,292
Inventories	5,635	6,736
Other current assets	2,575	2,685
Total current assets	16,572	15,639
SEVERANCE PAY FUND	3,259	3,090
PROPERTY AND EQUIPMENT, NET	286	268
Total assets	20,117	18,997
CURRENT LIABILITIES:
Short term bank credit		1,058
Short term loans	750	1,527
Trade payables	1,262	1,920
Employees and payroll accruals	1,944	1,996
Deferred revenues and advances from customers	2,604	2,100
Other payables and accrued expenses	1,727	1,844
Total current liabilities	8,287	10,445
LONG-TERM LIABILITIES:
Deferred revenues	31	37
Accrued severance pay	3,664	3,518
Total long-term liabilities	3,695	3,555
Total liabilities	11,982	14,000
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.20 par value: 9,997,670 shares authorized at June 30, 2013 and December 31, 2012; 7,762,107 and 6,480,623 shares issued at June 30, 2013 and December 31, 2012, respectively; 7,731,264 and 6,449,780 shares outstanding at June 30, 2013 and December 31, 2012, respectively	322	251
Additional paid-in capital	65,167	61,470
Accumulated other comprehensive loss	(562)	(322)
Accumulated deficit	(56,792)	(56,402)
Total shareholders' equity	8,135	4,997
Total liabilities and shareholders' equity	$ 20,117	$ 18,997